UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fine Capital Partners, L.P.
Address: 590 Madison Avenue
         5th Floor
         New York, New York  10022

13F File Number:  28-11775

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Debra Fine
Title:     Manager of the General Partner
Phone:     212.492.8200

Signature, Place, and Date of Signing:

     Debra Fine     New York, New York     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     27

Form13F Information Table Value Total:     $277,982 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASSET ACCEP CAP CORP           COM              04543P100     9358  1216921 SH       SOLE                  1216921
ASSURED GUARANTY LTD           COM              G0585R106    17871  1443500 SH       SOLE                  1443500
BRUNSWICK CORP                 COM              117043109     5011  1160000 SH       SOLE                  1160000
COINSTAR INC                   COM              19259P300    32342  1211300 SH       SOLE                  1211300
COMCAST CORP NEW               CL A             20030N101     9139   632000 SH       SOLE                   632000
CPI CORP                       COM              125902106     4151   244300 SH       SOLE                   244300
ENCORE CAP GROUP INC           COM              292554102     5062   382073 SH       SOLE                   382073
HARTE-HANKS INC                COM              416196103     7215   780000 SH       SOLE                   780000
JONES APPAREL GROUP INC        COM              480074103     8584   800000 SH       SOLE                   800000
LIBERTY GLOBAL INC             COM SER A        530555101    13089   823733 SH       SOLE                   823733
LIBERTY MEDIA CORP NEW         CAP COM SER A    53071M302    12882   950017 SH       SOLE                   950017
MACYS INC                      COM              55616P104    10572   899000 SH       SOLE                   899000
MARSHALL & ILSLEY CORP NEW     COM              571837103     1440   300000 SH       SOLE                   300000
MBIA INC                       COM              55262C100      127     7136 SH  CALL SOLE                     7136
MBIA INC                       COM              55262C100    31244  7215600 SH       SOLE                  7215600
MF GLOBAL LTD                  SHS              G60642108    16275  2744500 SH       SOLE                  2744500
PHH CORP                       COM NEW          693320202    15271   840000 SH       SOLE                   840000
POLYONE CORP                   COM              73179P106    17785  6562627 SH       SOLE                  6562627
QUANEX BUILDING PRODUCTS COR   COM              747619104     5668   505200 SH       SOLE                   505200
RADIO ONE INC                  CL D NON VTG     75040P405     1279  5117898 SH       SOLE                  5117898
REGIONS FINANCIAL CORP NEW     COM              7591EP100     2977   737000 SH       SOLE                   737000
RELIANCE STEEL & ALUMINUM CO   COM              759509102     5482   142800 SH       SOLE                   142800
SAKS INC                       COM              79377W108     1240   280000 SH       SOLE                   280000
SLM CORP                       COM              78442P106     8724   849500 SH       SOLE                   849500
TELETECH HOLDINGS INC          COM              879939106     3372   222600 SH       SOLE                   222600
TICKETMASTER ENTMT INC         COM              88633P302    17777  2769059 SH       SOLE                  2769059
YAHOO INC                      COM              984332106    14045   896900 SH       SOLE                   896900